CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	2 Months Ended	10 Months Ended	12 Months Ended
	Mar. 14, 2023	Dec. 31, 2023	Dec. 31, 2022
Successor [Member]
Operating activities
Net loss		$ (49,238)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization		75
Amortization of intangible assets		2,162
Amortization of right of use asset		298
Amortization of debt discount and deferred financing cost		37
Accrued interest expense on promissory note		16
Deferred income taxes		(3,570)
Provision for credit loss expense		(11)
Stock-based compensation expense		1,080
Gain on change in fair value of earnout payable
(Gain) loss on foreign currency transactions		(44)
Change in fair value of derivative liability		4,714
Impairment of goodwill		36,056
Unrealized loss on note
Others
Change in operating assets and liabilities:
Accounts receivable and other receivables		300
Prepaid expenses and other current assets		719
Inventory
Other assets		(37)
Accounts payable		499
Accrued liabilities		(5,876)
Income tax liabilities
Operating lease liabilities		(306)
Deferred revenue		360
Net cash used in operating activities		(12,766)
Investing activities
Purchases of property and equipment		(57)
Investment in capitalized software
Cash acquired in connection with Business Combination		10,003
Net cash provided by (used in) investing activities		9,946
Financing activities
Net equity investment from parent
Taxes paid related to stock based compensation
Repayment of CXApp acquisition liability
Net proceeds from issuance of promissory note		3,000
Repayment of related party promissory note		(328)
Warrant exercise - net		4,948
Net cash provided by financing activities		7,620
Effect of exchange rate changes on cash and cash equivalents		(28)
Net increase in cash and cash equivalents		4,772
Cash and cash equivalents, beginning of period		1,503
Cash and cash equivalents, end of period	$ 1,503	6,275
Supplemental disclosures of cash flow information
Cash paid for taxes		4
Cash paid for interest		18
Supplemental schedule of noncash investing and financing activities
Right of use asset obtained in exchange for lease liability		230
Parent’s net equity issued for CXApp earnout
Noncash investment from parent
Class A Common Stock and Class C Common Stock issued in connection with Business Combination		69,928
Financing of Director and Officer Insurance		671
Warrant exercise – cashless		549
Warrant exchange to Class A common stock		4,914
Predecessor [Member]
Operating activities
Net loss	(4,380)		$ (29,175)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	228		646
Amortization of intangible assets	806		3,885
Amortization of right of use asset	40		266
Amortization of debt discount and deferred financing cost
Accrued interest expense on promissory note
Deferred income taxes
Provision for credit loss expense			5
Stock-based compensation expense	158		1,640
Gain on change in fair value of earnout payable			(2,827)
(Gain) loss on foreign currency transactions	(32)
Change in fair value of derivative liability
Impairment of goodwill	(0)		5,540
Unrealized loss on note			1,478
Others			(500)
Change in operating assets and liabilities:
Accounts receivable and other receivables	(857)		109
Prepaid expenses and other current assets	(20)		109
Inventory			117
Other assets			18
Accounts payable	(796)		400
Accrued liabilities	(787)		1,096
Income tax liabilities			(513)
Operating lease liabilities	(38)		(257)
Deferred revenue	534		(932)
Net cash used in operating activities	(5,144)		(18,895)
Investing activities
Purchases of property and equipment	(9)		(88)
Investment in capitalized software	(45)		(394)
Cash acquired in connection with Business Combination
Net cash provided by (used in) investing activities	(54)		(482)
Financing activities
Net equity investment from parent	9,089		25,967
Taxes paid related to stock based compensation			(104)
Repayment of CXApp acquisition liability	(197)		(5,135)
Net proceeds from issuance of promissory note
Repayment of related party promissory note
Warrant exercise - net
Net cash provided by financing activities	8,892		20,728
Effect of exchange rate changes on cash and cash equivalents	1		(71)
Net increase in cash and cash equivalents	3,695		1,280
Cash and cash equivalents, beginning of period	6,308	$ 10,003	5,028
Cash and cash equivalents, end of period	10,003		6,308
Supplemental disclosures of cash flow information
Cash paid for taxes			119
Cash paid for interest			1
Supplemental schedule of noncash investing and financing activities
Right of use asset obtained in exchange for lease liability			284
Parent’s net equity issued for CXApp earnout			3,697
Noncash investment from parent	409
Class A Common Stock and Class C Common Stock issued in connection with Business Combination
Financing of Director and Officer Insurance
Warrant exercise – cashless
Warrant exchange to Class A common stock